Schedule of related party and relationship (Parenthetical) (Details)	Mar. 31, 2025
Xiaofeng Gao [Member]
Equity Method Investment, Ownership Percentage	16.76%	[1]

[1]	On September 6, 2024, Mr. Xiaofeng Gao resigned as the chairman of the Board of Directors and Co-Chief Executive Officer of the Company and Mr. Bin Fu has become the sole Chief Executive Officer of the Company.